UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES




                  Investment Company Act file number 811-10085
                                                     ---------

                  Hillman Capital Management Investment Trust
                  -------------------------------------------
               (Exact name of registrant as specified in charter)


116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
               (Address of principal executive offices)               (Zip code)


                               C. Frank Watson III
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                   Date of fiscal year end: September 30, 2004
                                            ------------------


                  Date of reporting period: September 30, 2004
                                            ------------------

Item 1. REPORTS TO STOCKHOLDERS.


________________________________________________________________________________



                             THE HILLMAN AGGRESSIVE
                                   EQUITY FUND


________________________________________________________________________________

           a series of the Hillman Capital Management Investment Trust



                                  Annual Report



                      FOR THE YEAR ENDED SEPTEMBER 30, 2004



                               INVESTMENT ADVISOR
                        Hillman Capital Management, Inc.
                                613 Third Street
                           Eastport Maritime Building
                            Annapolis, Maryland 21403


                       THE HILLMAN AGGRESSIVE EQUITY FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-773-3863


                                   DISTRIBUTOR
                         Capital Investment Group, Inc.
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-773-3863




This report and the financial statements contained herein are submitted for the general information of the shareholders of The Hillman Aggressive Equity Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of The Hillman Aggressive Equity Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: market risk, investment advisor risk, management style risk, non-diversified status risk and sector focus risk. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.ncfunds.com or by calling Shareholder Services at 1-800-773-3863. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[PIE CHART HERE:]

Asset Allocations as of September 30, 2004 (% of total net assets)



Aerospace / Defense - 9.37%
Auto  Manufacturers  - 5.05%
Commercial  Services - 4.85%
Computers - 10.27%
Electric - 4.56%
Food - 4.85%
Healthcare  Services - 10.29%
Miscellaneous Manufacturing - 4.93%
Real Estate Investment Trusts - 9.95%
Retail - 10.50%
Telecommunications  - 19.77%
Transportation - 5.21%
Investment Company - 2.37%

--------------------------------------------------------------------------------

[HILLMAN CAPITAL MANAGEMENT, INC. LETTERHEAD]


                                                     November 24, 2004


Dear Shareholder of The Hillman Aggressive Equity Fund:

     Enclosed please find the annual report for The Hillman Aggressive Equity Fund (the "Fund") for the fiscal year ended September 30, 2004. For the third year in a row the Fund outperformed the S&P 500 Total Return Index (the "S&P 500"). The Fund achieved a total return of 22.8% versus the 13.9%1 total return of the S&P 500 for the year ended September 30, 2004 and an average annual return of 4.7% and a total return of 18.7% since the Fund's inception on December 29, 2000 versus the negative 2.9%1 average annual return and negative 10.3%1 total return of the S&P 500 since the Fund's inception.

     Maintaining our discipline of investing in companies we believe to have competitive advantage in their industries at times when their securities are undervalued again proved a successful strategy. The Fund achieved its outperformance of the S&P 500 primarily because of differences in the portfolios of securities comprising the S&P 500 versus the Fund and strong returns from companies held by the Fund including Aetna (+63.8%^1), LabCorp (+52.9%^1) and Motorola (+52.5%^1)^2, among others.

     Under CEO Dr. John Rowe, Aetna continued to rebuild its business by trimming unprofitable segments and returning to healthcare enrollment growth. With its new, singular focus we expect Aetna to continue as a leading managed health care player and leave its old, slow growing, multi-line insurance model behind.

     LabCorp is the second largest independent clinical lab in the United States and a leader in esoteric testing. Because of its size it enjoys tremendous economies of scale over smaller competitors and also maintains one of the strongest balance sheets in the medical testing industry. We anticipate LabCorp will continue to utilize its scale and take advantage of an aging population and an increased focus on preventative testing to fuel further growth.

     After a management shakeup where Ed Zander, formerly of Sun Microsystems, was appointed CEO, Motorola has been able to execute a much more efficient and profitable business plan. Through the spinoff of its semiconductor unit, FreeScale, and improved products in the cellular handset marketplace, Motorola has seen dramatic appreciation in its stock price.

     We plan to continue to adhere to this strategy of investing in companies we believe to have competitive advantage in their industries at times when their securities are undervalued in our effort to help clients participate in market advances without unreasonable risk and hope to outperform the market over time.

     We urge our investors to invest prudently. We believe the long-term value of an investment is not defined by investor sentiment but by sound principals of finance, such as the present value of the cash flows, dividends, or earnings an underlying asset can produce. We believe that our disciplined focus on quality companies with competitive advantage will continue to be a favorable investment strategy into the future.

     We appreciate the opportunity to serve as your Fund's Investment Adviser.


                                            Sincerely yours,

                                            /s/ Mark A. Hillman
                                            President
                                            Hillman Capital Management, Inc.








^1 Source: Bloomberg L.P., 499 Park Avenue, New York, NY 10022-1240
^2 These securities represented 5.57%, 4.72%, and 5.01%, respectively, of the Fund's net assets as of September 30, 2004 and the total returns indicated reflect performance for the twelve-month period ended September 30, 2004 with respect to Aetna and Motorola and for the period October 2, 2003 (date the Fund purchased the security) through September 30, 2004 for LabCorp.

                       THE HILLMAN AGGRESSIVE EQUITY FUND

                     Performance Update - $10,000 Investment

    For the period from December 29, 2000 (Date of Initial Public Investment)
                              to September 30, 2004

--------------------------------------------------------------------------------
              The Hillman Aggressive              S&P 500 Total
                  Equity Fund                     Return Index
--------------------------------------------------------------------------------
 12/29/2000         $10,000                        $10,000
  3/31/2001           8,390                          8,814
  6/30/2001           9,570                          9,330
  9/30/2001           7,500                          7,961
 12/31/2001           8,950                          8,811
  3/31/2002           9,450                          8,836
  6/30/2002           8,610                          7,652
  9/30/2002           6,550                          6,330
 12/31/2002           7,070                          6,864
  3/31/2003           7,060                          6,648
  6/30/2003           9,080                          7,671
  9/30/2003           9,668                          7,874
 12/31/2003          10,963                          8,833
  3/31/2004          11,555                          8,983
  6/30/2004          11,796                          9,137
  9/30/2004          11,874                          8,967

This graph depicts the performance of The Hillman Aggressive Equity Fund (the "Fund") versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.


                          Average Annual Total Returns

                 ---------------- -----------------------------
                      One Year        Since Date of Initial
                                   Public Investment (12/29/00)
                 ---------------- -----------------------------
                       22.82%                 4.68%
                 ---------------- -----------------------------



>>   The graph assumes an initial $10,000  investment at December 29, 2000 (Date
     of  Initial  Public  Investment).   All  dividends  and  distributions  are
     reinvested.

>> At September 30, 2004, the value of the Fund would have increased to $11,874 - a cumulative total investment return of 18.74% since December 29, 2000.

>> At September 30, 2004, the value of a similar investment in the S&P 500 Total Return Index would have decreased to $8,967 - a cumulative total investment return of (10.33)% since December 29, 2000.

The performance information quoted above represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                 THE HILLMAN AGGRESSIVE EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 99.60%

Aerospace / Defense - 9.37%
     Goodrich Corporation ....................................................                     18,300              $    573,888
     The Boeing Company ......................................................                     10,400                   536,848
                                                                                                                       ------------
                                                                                                                          1,110,736
                                                                                                                       ------------
Auto Manufacturers - 5.05%
     General Motors Corporation ..............................................                     14,100                   598,968
                                                                                                                       ------------

Commercial Services - 4.85%
     Cendant Corporation .....................................................                     26,600                   574,560
                                                                                                                       ------------

Computers - 10.27%
  (a)EMC Corporation .........................................................                     52,400                   604,696
     Hewlett-Packard Company .................................................                     32,700                   613,125
                                                                                                                       ------------
                                                                                                                          1,217,821
                                                                                                                       ------------
Electric - 4.56%
     American Electric Power Co. Inc. ........................................                     16,900                   540,124
                                                                                                                       ------------

Food - 4.85%
     Whole Foods Market Inc. .................................................                      6,700                   574,793
                                                                                                                       ------------

Healthcare Services - 10.29%
     Aetna Inc. ..............................................................                      6,600                   659,538
  (a)Laboratory Corp. of America Holdings ....................................                     12,800                   559,616
                                                                                                                       ------------
                                                                                                                          1,219,154
                                                                                                                       ------------
Miscellaneous Manufacturing - 4.93%
     General Electric Company ................................................                     17,400                   584,292
                                                                                                                       ------------

Real Estate Investment Trusts - 9.95%
     Equity Office Properties Trust ..........................................                     21,400                   583,150
  (a)Host Marriot Corp. ......................................................                     42,500                   596,275
                                                                                                                       ------------
                                                                                                                          1,179,425
                                                                                                                       ------------
Retail - 10.50%
     Outback Steakhouse Inc. .................................................                     14,700                   610,491
     Sears, Roebuck and Company ..............................................                     15,900                   633,615
                                                                                                                       ------------
                                                                                                                          1,244,106
                                                                                                                       ------------
Telecommunications - 19.77%
  (a)Corning Incorporated ....................................................                     52,100                   577,268
     Motorola Incorporated ...................................................                     32,900                   593,516
     SBC Communications Inc. .................................................                     22,700                   589,065
     Verizon Communications Inc. .............................................                     14,800                   582,824
                                                                                                                       ------------
                                                                                                                          2,342,673
                                                                                                                       ------------


                                                                                                                       (Continued)

                                                 THE HILLMAN AGGRESSIVE EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2004


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                  Shares                  (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Transportation - 5.21%
           FedEx Corporation ..................................................                     7,200              $    616,968
                                                                                                                       ------------

           Total Common Stocks (Cost $10,109,063) .............................                                          11,803,620
                                                                                                                       ------------

INVESTMENT COMPANY - 2.37%

      Evergreen Select Money Market Fund Class I #495 .........................                   280,343                   280,343
           (Cost $280,343)                                                                                             ------------



Total Value of Investments (Cost $10,389,406 (b)) .............................                    101.97 %            $ 12,083,963
Liabilities in Excess of Other Assets .........................................                     (1.97)%                (233,085)
                                                                                                                       ------------
      Net Assets ..............................................................                    100.00 %            $ 11,850,878
                                                                                               ==========              ============



      (a)  Non-income producing investment.

      (b)  Aggregate cost for federal income tax purposes is $10,399,022. Unrealized appreciation/(depreciation) of investments for federal income tax purposes is as follows:


                Aggregate gross unrealized appreciation .........................................                      $  1,795,112
                Aggregate gross unrealized depreciation .........................................                          (110,171)
                                                                                                                       ------------

                         Net unrealized appreciation ............................................                      $  1,684,941
                                                                                                                       ============
















See accompanying notes to financial statements

                                                 THE HILLMAN AGGRESSIVE EQUITY FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         September 30, 2004


ASSETS
      Investments, at value (cost $10,389,406) ........................................................                $ 12,083,963
      Cash ............................................................................................                         585
      Income receivable ...............................................................................                      24,781
      Receivable for fund shares sold .................................................................                       2,740
      Other assets ....................................................................................                       6,834
                                                                                                                       ------------

           Total assets ...............................................................................                  12,118,903
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ................................................................................                      22,162
      Payable for investment purchases ................................................................                     245,863
                                                                                                                       ------------

           Total liabilities ..........................................................................                     268,025
                                                                                                                       ------------

NET ASSETS
      (applicable to 1,002,971 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) .........................................                $ 11,850,878
                                                                                                                       ============

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
      ($11,850,878 / 1,002,971 shares) ................................................................                $      11.82
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                $ 10,214,611
      Undistributed net investment income .............................................................                      24,820
      Accumulated net realized loss on investments ....................................................                     (83,110)
      Net unrealized appreciation on investments ......................................................                   1,694,557
                                                                                                                       ------------
                                                                                                                       $ 11,850,878
                                                                                                                       ============



















See accompanying notes to financial statements

                                                 THE HILLMAN AGGRESSIVE EQUITY FUND

                                                       STATEMENT OF OPERATIONS

                                                    Year ended September 30, 2004


NET INVESTMENT INCOME

      Income
           Dividends ....................................................................................              $    177,573
                                                                                                                       ------------


           Investment advisory fees (note 2) ............................................................                    83,285
           Fund administration fees (note 2) ............................................................                    10,411
           Distribution and service fees (note 3) .......................................................                    20,821
           Custody fees (note 2) ........................................................................                     4,776
           Fund accounting fees (note 2) ................................................................                    27,833
           Audit and tax preparation fees ...............................................................                    15,000
           Legal fees ...................................................................................                    11,824
           Securities pricing fees ......................................................................                     1,762
           Other accounting fees (note 2) ...............................................................                    13,589
           Shareholder servicing expenses ...............................................................                     1,815
           Registration and filing expenses .............................................................                    14,167
           Printing expenses ............................................................................                       644
           Trustee fees and meeting expenses ............................................................                     5,007
           Other operating expenses .....................................................................                     3,995
                                                                                                                       ------------

               Total expenses ...........................................................................                   214,929

               Less:
                    Investment advisory fees waived (note 2) ............................................                   (33,450)
                    Fund administration fees waived (note 2) ............................................                   (10,411)
                    Fund accounting fees waived (note 2) ................................................                   (12,120)
                    Other accounting fees waived (note 2) ...............................................                   (13,589)
                                                                                                                       ------------

               Net expenses .............................................................................                   145,359
                                                                                                                       ------------

                    Net investment income ...............................................................                    32,214
                                                                                                                       ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain from investment transactions ....................................................                    94,656
      Change in unrealized appreciation on investments ..................................................                 1,201,704
                                                                                                                       ------------

           Net realized and unrealized gain on investments ..............................................                 1,296,360
                                                                                                                       ------------

               Net increase in net assets resulting from operations .....................................              $  1,328,574
                                                                                                                       ============






See accompanying notes to financial statements

                                                 THE HILLMAN AGGRESSIVE EQUITY FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                  For the Years ended September 30,



                                                                                ---------------------------------------------------
                                                                                                2004                       2003
                                                                                ---------------------------------------------------
INCREASE IN NET ASSETS


         Net investment income ..............................................               $     32,214               $     20,446
         Net realized gain (loss) from investment transactions ..............                     94,656                    (87,727)
         Change in unrealized appreciation on investments ...................                  1,201,704                  1,567,764
                                                                                            ------------               ------------

              Net increase in net assets resulting from operations ..........                  1,328,574                  1,500,483
                                                                                            ------------               ------------

     Distributions to shareholders from
         Net investment income ..............................................                     (7,527)                   (20,313)
                                                                                            ------------               ------------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (a)                  5,373,150                    699,170
                                                                                            ------------               ------------

                     Total increase in net assets ...........................                  6,694,197                  2,179,340

NET ASSETS

     Beginning of year ......................................................                  5,156,681                  2,977,341
                                                                                            ------------               ------------
     End of year  (including undistributed net investment income                            $ 11,850,878               $  5,156,681
                    of $24,820 in 2004 and $133 in 2003.)                                   ============               ============


(a) A summary of capital share activity follows:

                                                          -------------------------------------------------------------------------
                                                                        2004                                      2003

                                                              Shares              Value                Shares              Value
                                                          -------------------------------------------------------------------------

Shares sold .............................................       584,052       $  6,700,855               102,327       $    855,268

Shares issued for reinvestment of distributions .........           624              7,383                 1,049             10,105
                                                           ------------       ------------          ------------       ------------

                                                                584,676          6,708,238               103,376            865,373

Shares redeemed .........................................      (117,306)        (1,335,088)              (22,651)          (166,203)
                                                           ------------       ------------          ------------       ------------

     Net increase .......................................       467,370       $  5,373,150                80,725       $    699,170
                                                           ============       ============          ============       ============





See accompanying notes to financial statements

                                                 THE HILLMAN AGGRESSIVE EQUITY FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

------------------------------------------------------------------------------------------------------------------------------------
                                                                         For the Years ended September 30,          Period ended
                                                                                                                    September 30,
                                                                          2004         2003             2002           2001 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period .............................   $      9.63    $      6.55      $      7.51    $     10.00

     Income (loss) from investment operations
        Net investment income (loss) .............................          0.03           0.04            (0.04)         (0.12)
        Net realized and unrealized gain (loss) on investments ...          2.17           3.08            (0.92)         (2.37)
                                                                     -----------    -----------      -----------    -----------

           Total from investment operations ......................          2.20           3.12            (0.96)         (2.49)
                                                                     -----------    -----------      -----------    -----------

     Distributions to shareholders from
        Net investment income ....................................         (0.01)         (0.04)            0.00           0.00
                                                                     -----------    -----------      -----------    -----------

Net asset value, end of period ...................................   $     11.82    $      9.63      $      6.55    $      7.51
                                                                     ===========    ===========      ===========    ===========

Total return .....................................................         22.82%         47.60%          (12.67)%       (25.00)%
                                                                     ===========    ===========      ===========    ===========

Ratios/supplemental data
     Net assets, end of period ...................................   $11,850,878    $ 5,156,681      $ 2,977,341    $ 2,863,908
                                                                     ===========    ===========      ===========    ===========

     Ratio of expenses to average net assets
        Before expense reimbursements and waived fees ............          2.58 %         3.93 %           4.06 %         6.32 %(b)
        After expense reimbursements and waived fees .............          1.75 %         2.10 %           2.12 %         3.90 %(b)

     Ratio of net investment (loss) income to average net assets
        Before expense reimbursements and waived fees ............         (0.45)%        (1.30)%          (2.41)%        (4.96)%(b)
        After expense reimbursements and waived fees .............          0.39 %         0.53 %          (0.46)%        (2.53)%(b)

     Portfolio turnover rate .....................................         37.80 %        41.37 %          67.29 %        52.56 %

(a) From the period from December 29, 2000 (Date of Initial  Public  Investment) to September 30, 2001.

(b) Annualized.












See accompanying notes to financial statements

                       THE HILLMAN AGGRESSIVE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2004



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Hillman Aggressive Equity Fund (the "Fund") is a non-diversified series of shares of beneficial interest of the Hillman Capital Management Investment Trust (the "Trust"), an open-end management investment company. The Trust was organized on July 14, 2000 as a Delaware Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund received its initial public investment on December 29, 2000 and began operations on January 2, 2001. The investment objective of the Fund is to seek capital appreciation principally through investments in equity securities, such as common and preferred stocks, and securities convertible into common stocks. The following is a summary of significant accounting policies followed by the Fund.

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures, if any, are valued following procedures approved by the Board of Trustees of the Trust (the "Trustees"). Short-term investments are valued at cost, which approximates value.

     B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          The Fund has a capital loss carryforward for federal income tax purposes of $48,357, which expires in the year 2009. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.


     C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

     D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year.

     E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.







                                                                     (Continued)

                       THE HILLMAN AGGRESSIVE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2004



NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, Hillman Capital Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets. The Advisor has voluntarily waived a portion of its fee in the amount of $33,450 ($0.05 per share) for the year ended September 30, 2004. There can be no assurance that the foregoing fee waiver will continue.

     The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.10% of the next $50 million of average daily net assets, and 0.075% of average daily net assets over $100 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services, plus 0.01% of the average annual net assets. The Administrator also received the following to procure and pay the custodian for the Trust: 0.002% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million, plus transaction fees, with a minimum aggregate annual fee of $4,800. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount. The Administrator has voluntarily waived a portion of these fees amounting to $10,411 in administrative fees, $13,589 in other accounting fees and $12,120 in fund accounting fees for the year ended September 30, 2004. There can be no assurance that the foregoing fee waivers will continue.

     NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

     Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

     The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution plan with respect to all shares pursuant to Rule 12b-1 of the Act (the "Plan"). Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

     The Plan provides that the Fund may incur certain costs, which may not exceed 0.25%, for each year elapsed subsequent to adoption of the Plan, for payment to the distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts. The Fund incurred $20,821 in distribution and service fees under the Plan for the year ended September 30, 2004.



                                                                    (Continued)

                       THE HILLMAN AGGRESSIVE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2004



NOTE 4 - INFORMATION ABOUT SHAREHOLDER EXPENSES

     As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

     A. Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

     B. Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

                                                       Beginning           Ending
                                          Total      Account Value      Account Value      Expenses Paid
                                         Return     October 1, 2003   September 30, 2004   During Period*
                                         ------     ---------------   ------------------   --------------
Actual return of                          22.82%    $      1,000.00   $         1,228.20   $        19.50
Hypothetical return before expreses of     5.00%    $      1,000.00   $         1,032.50   $        17.78

* Expenses are equal to the Fund's annualized expense ratio of 1.75% multiplied by the average account value over the period.


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments, other than short-term investments, aggregated $8,497,286 and $3,117,707, respectively, for the year ended September 30, 2004.










                                                                     (Continued)

                       THE HILLMAN AGGRESSIVE EQUITY FUND

                             ADDITIONAL INFORMATION

                               September 30, 2004
                                   (Unaudited)


PROXY VOTING POLICY

     A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, upon request, by calling 1-800-773-3863. After June 30, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and
     (2) on the SEC's website at http://www.sec.gov.


PORTFOLIO HOLDINGS

     The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website, beginning with the December 31, 2004 reports, at http://www.sec.gov. You may review and make copies at the SEC's Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090.


INFORMATION ABOUT TRUSTEES AND OFFICERS

     The business and affairs of the Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804. The Independent Trustees received aggregate compensation of $3,400 during the fiscal year ended September 30, 2004 from the Fund for their services to the Fund and Trust. The Interested Trustee and officers did not receive compensation from the Fund for their services to the Fund and Trust.















                                                                     (Continued)

                                                 THE HILLMAN AGGRESSIVE EQUITY FUND

                                                       ADDITIONAL INFORMATION

                                                         September 30, 2004
                                                             (Unaudited)

----------------------- ------------- ---------------- --------------------------------- -------------- ----------------------------
                                                                                           Number of
                                                                                          Portfolios
                                                                                            in Fund
                        Position(s)                                                         Complex
      Name, Age,         held with     Length of Time      Principal Occupation(s)        Overseen by         Other Directorships
     and Address         Fund/Trust        Served            During Past 5 Years            Trustee             Held by Trustee
----------------------- ------------- ---------------- --------------------------------- -------------- ----------------------------
                                                        Independent Trustees
----------------------- ------------- ---------------- --------------------------------- -------------- ----------------------------
Jack E. Brinson, 72     Trustee       Since 12/2000    Retired   since   January  2000;        2        Independent Trustee  of  the
                                                       Previously,  President,  Brinson                 following - de  Leon   Funds
                                                       Investment     Co.     (personal                 Trust for the one series  of
                                                       investments)    and   President,                 that  trust;  Gardner  Lewis
                                                       Brinson  Chevrolet,  Inc.  (auto                 Investment  Trust  for  the
                                                       dealership)                                      three series of that  trust;
                                                                                                        The  Nottingham   Investment
                                                                                                        Trust   II   for  the  seven
                                                                                                        series  of  that  trust; New
                                                                                                        Providence  Investment Trust
                                                                                                        for the  one series  of that
                                                                                                        trust;     MurphyMorris
                                                                                                        Investment Trust for the one
                                                                                                        series of that trust;  Merit
                                                                                                        Advisors  Investment   Trust
                                                                                                        for the  one series  of that
                                                                                                        trust;  and  Merit  Advisors
                                                                                                        Investment Trust II for  the
                                                                                                        one  series  of  that  trust
                                                                                                        (all  registered  investment
                                                                                                        companies)
----------------------- ------------- ---------------- --------------------------------- -------------- ----------------------------
Theo H. Pitt, Jr., 68   Trustee and   Since 12/2000    Senior    Partner,     Community        2        Independent  Trustee  of the
                        Chairman                       Financial           Institutions                 following  - de  Leon  Funds
                                                       Consulting,  Rocky Mount,  North                 Trust for the one series  of
                                                       Carolina  since 1997 and Account                 that  Trust;  Gardner  Lewis
                                                       Administrator,   Holden   Wealth                 Investment   Trust  for  the
                                                       Management   Group  of  Wachovia                 three series of  that trust;
                                                       Securities   (money   management                 MurphyMorris    Investment
                                                       firm) since September 2003.                      Trust for the one series  of
                                                                                                        that    Merit     Advisors
                                                                                                        Investment Trust for  the
                                                                                                        one series   of that  trust;
                                                                                                        and       Merit    Advisors
                                                                                                        Investment  Trust  II  for
                                                                                                        the one series of that trust
                                                                                                        (all registered investment
                                                                                                        companies)
----------------------- ------------- ---------------- --------------------------------- -------------- ----------------------------
                                                         Interested Trustee
----------------------- ------------- ---------------- --------------------------------- -------------- ----------------------------
Mark A. Hillman, 42     Trustee and   Since 12/2000    President,    Hillman    Capital        2                     None
613 Third Street        President                      Management,   Inc.   (investment
Eastport Maritime       (Principal                     advisor    of    the     Funds);
Building                Executive                      previously,   Chief   Investment
Annapolis, MD  21403    Officer)                       Officer,     Menocal     Capital
                                                       Management, Inc.
----------------------- ------------- ---------------- --------------------------------- -------------- ----------------------------
Basis of Interestedness.  Mr. Hillman is a Interested Trustee because he is an officer of Hillman Capital Management, Inc., the investment advisor of the Fund.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                           Other Officers
----------------------- ------------- ---------------- --------------------------------- -------------- ----------------------------
Fletcher D. Perkins, 26 Treasurer     Since 12/2002    Analyst,     Hillman     Capital       n/a                     n/a
26                      (Principal                     Management,  Inc.,  since  2002;
613 Third Street        Financial                      Account    Manager,     Netivity
Eastport Maritime       Officer)                       Solutions    (computer   network
Building                                               service)    from    01/2001   to
Annapolis, MD  21403                                   10/2001;  previously,   student,
                                                       Saint Mary's College
----------------------- ------------- ---------------- --------------------------------- -------------- ----------------------------
C. Frank Watson III, 34  Secretary    Since            President  and  Chief  Operating       n/a                     n/a
                                      12/2000          Officer    since    1999,    The
                                                       Nottingham               Company
                                                       (administrator  to  the  Funds);
                                                       previously,    Chief   Operating
                                                       Officer, The Nottingham Company
----------------------- ------------- ---------------- --------------------------------- -------------- ----------------------------
Julian G. Winters, 35   Assistant     Assistant        Vice        President-Compliance       n/a                     n/a
                        Secretary     Secretary since  Administration,  The  Nottingham
                        and           12/2000;         Company
                        Assistant     Assistant
                        Treasurer     Treasurer since
                                      12/2002
----------------------- ------------- ---------------- --------------------------------- -------------- ----------------------------

                                                           Deloitte & Touche LLP
                                                      Two World Financial Center
                                                 New York, New York  10281-1414

                                                            Tel: (212) 436-2000
                                                            Fax: (212) 436-5000
                                                            www.deloitte.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of  Trustees of Hillman  Capital  Management  Investment  Trust and
   Shareholders of The Hillman Aggressive Equity Fund:

We have audited the accompanying statement of assets and liabilities of The Hillman Aggressive Equity Fund (the "Fund"), including the portfolio of investments, as of September 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended September 30, 2004 and 2003, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Hillman Aggressive Equity Fund as of September 30, 2004, the results of its operations for the year then ended, the changes in its net assets for the years ended September 30, 2004 and 2003, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

November 2, 2004


                                                        Member of
                                                        Deloitte Touche Tohmatsu

________________________________________________________________________________


                             THE HILLMAN AGGRESSIVE
                                   EQUITY FUND

________________________________________________________________________________

           a series of the Hillman Capital Management Investment Trust
























               This Report has been prepared for shareholders and
                may be distributed to others only if preceded or
                      accompanied by a current prospectus.

________________________________________________________________________________


                          THE HILLMAN TOTAL RETURN FUND

________________________________________________________________________________

           a series of the Hillman Capital Management Investment Trust



                                  Annual Report



                      FOR THE YEAR ENDED SEPTEMBER 30, 2004



                               INVESTMENT ADVISOR
                        Hillman Capital Management, Inc.
                                613 Third Street
                           Eastport Maritime Building
                            Annapolis, Maryland 21403



                          THE HILLMAN TOTAL RETURN FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-773-3863



                                   DISTRIBUTOR
                         Capital Investment Group, Inc.
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-773-3863




This report and the financial statements contained herein are submitted for the general information of the shareholders of The Hillman Total Return Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of The Hillman Total Return Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: market risk, investment advisor risk, credit risk, interest rate risk, maturity risk, investment-grade securities risk and short sales risk. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.ncfunds.com or by calling Shareholder Services at 1-800-773-3863. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------

[PIE CHART HERE]

Common Stocks - 78.78%

        Aerospace / Defense - 3.61%
        Apparel - 1.90%
        Auto Manufacturers - 1.85%
        Biotechnology - 1.37%
        Chemicals - 1.48%
        Commercial Services - 1.38%
        Computers - 2.87%
        Electric Companies - 3.39%
        Financial Services - 3.16%
        Food - 6.57%
        Hand / Machine Tools - 2.42%
        Healthcare Services - 4.57%
        Lodging - Hotels - 2.10%
        Media - 3.16%
        Miscellaneous Manufacturing - 3.54%
        Pharmaceutical - 1.45%
        Real Estate Investment Trusts - 7.77%
        Restaurant - 6.47%
        Retail - 6.86%
        Software - 1.80%
        Telecommunications - 9.22%
        Transportation - 1.84%
        U.S. Government Obligations - 3.56%
        Corporate Obligations - 8.64%

[HILLMAN CAPITAL MANAGEMENT, INC. LETTERHEAD]



                                                     November 24, 2004


Dear Shareholder of The Hillman Total Return Fund:

     Enclosed please find the annual report for The Hillman Total Return Fund (the "Fund") for the fiscal year ended September 30, 2004. The Fund achieved a total return of 13.6% versus the 13.9%1 total return of the S&P 500 Total Return Index (the "S&P 500") for the year ended September 30, 2004 and an average annual return of 5.2% and a total return of 20.8% since the Fund's inception on December 29, 2000 versus the negative 2.9%1 average annual return and negative 10.3%1 total return of the S&P 500 since the Fund's inception.

     Maintaining our discipline of investing in companies we believe to have competitive advantage in their industries at times when their securities were undervalued again proved a successful strategy. The Fund achieved its outperformance of the S&P 500 primarily because of differences in the portfolios of securities comprising the S&P 500 versus the Fund and strong returns from companies held by the Fund including Aetna (63.8%1), LabCorp (48.6%1) and Motorola (52.5%1)2, among others.

     Under CEO Dr. John Rowe, Aetna continued to rebuild its business by trimming unprofitable segments and returning to healthcare enrollment growth. With its new, singular focus we expect Aetna to continue as a leading managed health care player and leave its old, slow growing, multi-line insurance model behind.

     LabCorp is the second largest independent clinical lab in the United States and a leader in esoteric testing. Because of its size it enjoys tremendous economies of scale over smaller competitors and also maintains one of the strongest balance sheets in the medical testing industry. We anticipate LabCorp will continue to utilize its scale and take advantage of an aging population and an increased focus on preventative testing to fuel further growth.

     After a management shakeup where Ed Zander, formerly of Sun Microsystems, was appointed CEO, Motorola has been able to execute a much more efficient and profitable business plan. Through the spinoff of its semiconductor unit, FreeScale, and improved products in the cellular handset marketplace, Motorola has seen dramatic appreciation in its stock price.

     We plan to continue to adhere to this strategy of investing in companies we believe to have competitive advantage in their industries at times when their securities were undervalued in our effort to help clients participate in market advances without unreasonable risk and outperform the market over time.

     In addition to following our equity discipline we were also able to take advantage of positive equity returns by decreasing fixed income holdings. As a percentage of the total net assets of the Fund, equity holdings increased from 67.9% to 78.7% while fixed income holdings dropped from 22.7% to 12.3% as of September 30, 2004. Going forward we believe the Fund is structured to take advantage of the equity markets as excesses of the late 1990's continue to be worked through the economy while also enjoying the positive yields of fixed income investments.

     We urge our investors to invest prudently. We believe the long-term value of an investment is not defined by investor sentiment but by sound principals of finance, such as the present value of cash flows, dividends, or earnings an underlying asset can produce. We believe that our disciplined focus on quality companies with competitive advantage will continue to be a favorable investment strategy into the future.

     We appreciate the opportunity to serve as your Fund's Investment Adviser.


                                               Sincerely yours,

                                               /s/ Mark A. Hillman

                                               Hillman Capital Management, Inc.








^1 Source: Bloomberg L.P., 499 Park Avenue, New York, NY 10022-1240
^2 These securities represented 2.60%,1.96%, and 1.94%, respectively, of the Fund's net assets as of September 30, 2004 and the total returns indicated reflect performance for the twelve-month period ended September 30, 2004 with respect to Aetna and Motorola and for the period October 15, 2003 (date the Fund purchased the security) through September 30, 2004 for LabCorp.

                          THE HILLMAN TOTAL RETURN FUND

                     Performance Update - $10,000 Investment

  For the period from December 29, 2000 (Date of Initial Public Investment) to
                               September 30, 2004


--------------------------------------------------------------------------------
                    The Hillman Total Return Fund     S&P 500 Total Return Index
--------------------------------------------------------------------------------
     12/29/2000              $10,000                        $10,000
      3/31/2001                9,250                          8,814
      6/30/2001                9,930                          9,330
      9/30/2001                8,750                          7,961
     12/31/2001                9,902                          8,811
      3/31/2002               10,475                          8,836
      6/30/2002               10,063                          7,652
      9/30/2002                8,614                          6,330
     12/31/2002                9,136                          6,864
      3/31/2003                9,053                          6,648
      6/30/2003               10,313                          7,671
      9/30/2003               10,635                          7,874
     12/31/2003               11,565                          8,833
      3/31/2004               12,044                          8,983
      6/30/2004               11,981                          9,137
      9/30/2004               12,084                          8,967


This graph depicts the performance of The Hillman Total Return Fund (the "Fund") versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

                          Average Annual Total Returns

                   --------------- ---------------------------

                        One Year     Since 12/29/00 (Date of
                                  Initial Public Investment
                   --------------- ---------------------------
                        13.63%             5.17%
                   --------------- ---------------------------



>>   The graph assumes an initial $10,000  investment at December 29, 2000 (Date
     of  Initial  Public  Investment).   All  dividends  and  distributions  are
     reinvested.

>> At September 30, 2004, the value of the Fund would have increased to $12,084 - a cumulative total investment return of 20.84% since December 29, 2000.

>> At September 30, 2004, the value of a similar investment in the S&P 500 Total Return Index would have decreased to $8,967 - a cumulative total investment return of (10.33)% since December 29, 2000.

The performance information quoted above represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                                                 THE HILLMAN TOTAL RETURN FUND

                                                    PORTFOLIO OF INVESTMENTS

                                                         September 30, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                    Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 78.78%

Aerospace / Defense - 3.61%
     Goodrich Corporation ....................................................                      8,300              $    260,288
     The Boeing Company ......................................................                      5,700                   294,234
                                                                                                                       ------------
                                                                                                                            554,522
                                                                                                                       ------------
Apparel - 1.90%
     Nike Inc. ...............................................................                      3,700                   291,560
                                                                                                                       ------------
Auto Manufacturers - 1.85%
     General Motors Corporation ..............................................                      6,700                   284,616
                                                                                                                       ------------

Biotechnology - 1.37%
  (a)Amgen Inc. ..............................................................                      3,700                   209,716
                                                                                                                       ------------

Chemicals - 1.48%
     E.I. Du Pont de Nemours & Company .......................................                      5,300                   226,840
                                                                                                                       ------------

Commercial Services - 1.38%
     Cendant Corporation .....................................................                      9,800                   211,680
                                                                                                                       ------------

Computers - 2.87%
  (a)EMC Corporation .........................................................                     19,100                   220,414
     Hewlett-Packard Company .................................................                     11,700                   219,375
                                                                                                                       ------------
                                                                                                                            439,789
                                                                                                                       ------------
Electric Companies - 3.39%
     American Electric Power Company, Inc. ...................................                      8,600                   274,856
     The Southern Company ....................................................                      8,200                   245,836
                                                                                                                       ------------
                                                                                                                            520,692
                                                                                                                       ------------

Financial Services - 3.16%
     Allied Capital Corporation ..............................................                     19,900                   485,361
                                                                                                                       ------------

Food - 6.57%
     Campbell Soup Company ...................................................                      8,600                   226,094
     HJ Heinz Company ........................................................                      6,900                   248,538
     Kellogg Company .........................................................                      5,900                   251,694
     Whole Foods Market Inc. .................................................                      3,300                   283,107
                                                                                                                       ------------
                                                                                                                          1,009,433
                                                                                                                       ------------
Hand / Machine Tools - 2.42%
     Black & Decker Corporation ..............................................                      4,800                   371,712
                                                                                                                       ------------




                                                                                                                     (Continued)

                                                 THE HILLMAN TOTAL RETURN FUND

                                                    PORTFOLIO OF INVESTMENTS

                                                        September 30, 2004


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                    Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Healthcare Services - 4.57%
           Aetna Inc. ..............................................................                   4,000           $    399,720
        (a)Laboratory Corporation of America Holdings ..............................                   6,900                301,668
                                                                                                                       ------------
                                                                                                                            701,388
                                                                                                                       ------------
      Lodging - Hotels - 2.10%
        (a)Host Marriott Corporation ...............................................                  23,000                322,690
                                                                                                                       ------------

      Media - 3.16%
        (a)Time Warner Inc. ........................................................                  15,000                242,100
           Walt Disney Company .....................................................                  10,800                243,540
                                                                                                                       ------------
                                                                                                                            485,640
                                                                                                                       ------------
      Miscellaneous Manufacturing - 3.54%
           3M Co. ..................................................................                   3,400                271,898
           General Electric Company ................................................                   8,100                271,998
                                                                                                                       ------------
                                                                                                                            543,896
                                                                                                                       ------------
      Pharmaceutical - 1.45%
           Pfizer Inc. .............................................................                   7,300                223,380
                                                                                                                       ------------

      Real Estate Investment Trusts - 7.77%
           Apartment Investment & Management Company ...............................                   9,200                319,976
           Correctional Properties Trust ...........................................                   9,400                256,620
           Equity Office Properties Trust ..........................................                  10,900                297,025
           Equity Residential ......................................................                  10,300                319,300
                                                                                                                       ------------
                                                                                                                          1,192,921
                                                                                                                       ------------
      Restaurant - 6.47%
        (a)Brinker International, Inc. .............................................                   7,300                227,395
           McDonald's Corporation ..................................................                   8,600                241,058
           Outback Steakhouse Inc. .................................................                   7,300                303,169
           Wendy's International Inc. ..............................................                   6,600                221,760
                                                                                                                       ------------
                                                                                                                            993,382
                                                                                                                       ------------
      Retail - 6.86%
           Home Depot Inc. .........................................................                   6,100                239,120
           Sears, Roebuck and Company ..............................................                   6,700                266,995
        (a)Staples Inc. ............................................................                  10,300                307,146
           Wal-Mart Stores Inc. ....................................................                   4,500                239,400
                                                                                                                       ------------
                                                                                                                          1,052,661
                                                                                                                       ------------
      Software - 1.80%
           Microsoft Corp. .........................................................                  10,000                276,500
                                                                                                                       ------------





                                                                                                                      (Continued)

                                                 THE HILLMAN TOTAL RETURN FUND

                                                    PORTFOLIO OF INVESTMENTS

                                                         September 30, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                    Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Telecommunications - 9.22%
        (a)AT&T Wireless Services, Inc. ................................................           19,700              $    291,166
        (a)Corning Incorporated ........................................................           22,400                   248,192
           Motorola Incorporated .......................................................           16,500                   297,660
           SBC Communications Inc. .....................................................           11,200                   290,640
           Verizon Communications Inc. .................................................            7,300                   287,474
                                                                                                                       ------------
                                                                                                                          1,415,132
                                                                                                                       ------------
      Transportation - 1.84%
           FedEx Corporation ...........................................................            3,300                   282,777
                                                                                                                       ------------


           Total Common Stocks (Cost $10,240,831) ......................................                                 12,096,288
                                                                                                                       ------------

                                                                                            Interest    Maturity
                                                                           Principal          Rate        Date
                                                                           ---------          ----        ----
U.S. GOVERNMENT OBLIGATIONS - 3.56%

      United States Treasury Note ....................................   $    50,000         6.875%      05/15/06            53,508
      United States Treasury Note ....................................       500,000         2.625%      05/15/08           492,676
                                                                                                                       ------------

           Total U.S. Government Obligations (Cost $548,921) ...........................                                    546,184
                                                                                                                       ------------

CORPORATE OBLIGATIONS - 8.64%

      DaimlerChrysler NA Holdings Corp. ..............................       140,000         8.500%      01/18/31           171,137
      Ford Motor Credit Co. ..........................................       420,000         6.875%      02/01/06           439,497
      General Motors Acceptance Corp. ................................       200,000         7.500%      07/15/05           207,461
      Merrill Lynch & Co., Inc. ......................................        40,000         0.000%      03/20/28             8,163
      Toys R US Inc. .................................................       500,000         7.625%      08/01/11           500,000
                                                                                                                       ------------

           Total Corporate Obligations (Cost $1,321,305) ...............................                                  1,326,258
                                                                                                                       ------------


INVESTMENT COMPANIES - 8.98%                                                                       Shares
                                                                                                  --------

      Evergreen Institutional Money Market Fund ........................................           705,151                  705,151
      Merrimac Cash Series Fund ........................................................           673,246                  673,246
                                                                                                                       ------------

           Total Investment Companies (Cost $1,378,397) ................................                                  1,378,397
                                                                                                                       ------------

Total Value of Investments (Cost $13,489,454 (b)) ......................................             99.96 %           $ 15,347,127
Other Assets Less Liabilities ..........................................................              0.04 %                  6,453
                                                                                                  --------             ------------
      Net Assets .......................................................................            100.00 %           $ 15,353,580
                                                                                                  ========             ============


                                                                                                                      (Continued)

                                                 THE HILLMAN TOTAL RETURN FUND

                                                    PORTFOLIO OF INVESTMENTS

                                                         September 30, 2004




      (a)  Non-income producing investment.

      (b)  Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation/
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


                Aggregate gross unrealized appreciation ..........................................                     $  2,198,022
                Aggregate gross unrealized depreciation ..........................................                         (340,349)
                                                                                                                       ------------

                 Net unrealized appreciation .....................................................                     $  1,857,673
                                                                                                                       ============



































See accompanying notes to financial statements

                                                 THE HILLMAN TOTAL RETURN FUND

                                              STATEMENT OF ASSETS AND LIABILITIES
                                                         September 30, 2004
ASSETS

      Investments, at value (cost $13,489,454) .........................................................               $ 15,347,127
      Cash .............................................................................................                         88
      Income receivable ................................................................................                     43,596
      Receivable for fund shares sold ..................................................................                     15,141
      Other asset ......................................................................................                      5,987
                                                                                                                       ------------
           Total assets ................................................................................                 15,411,939
                                                                                                                       ------------
LIABILITIES
      Accrued expenses .................................................................................                     27,965
      Payable for fund shares redeemed .................................................................                     30,394
                                                                                                                       ------------
           Total liabilities ...........................................................................                     58,359
                                                                                                                       ------------
NET ASSETS
      (applicable to 1,328,392 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) ..........................................               $ 15,353,580
                                                                                                                       ============
NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
      ($15,353,580 / 1,328,392 shares) .................................................................               $      11.56
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital ..................................................................................               $ 13,205,262
      Undistributed net investment income ..............................................................                     54,438
      Undistributed net realized gain on investments ...................................................                    236,207
      Net unrealized appreciation on investments .......................................................                  1,857,673
                                                                                                                       $ 15,353,580
                                                                                                                       ============
See accompanying notes to financial statements

                                                 THE HILLMAN TOTAL RETURN FUND

                                                    STATEMENT OF OPERATIONS

                                                 Year ended September 30, 2004


NET INVESTMENT INCOME

      Income
           Interest .....................................................................................              $    123,068
           Dividends ....................................................................................                   290,323
                                                                                                                       ------------

               Total income .............................................................................                   413,391
                                                                                                                       ------------

      Expenses
           Investment advisory fees (note 2) ............................................................                   142,444
           Fund administration fees (note 2) ............................................................                    17,805
           Distribution and service fees (note 3) .......................................................                    35,611
           Custody fees (note 2) ........................................................................                     4,920
           Fund accounting fees (note 2) ................................................................                    28,424
           Audit and tax preparation fees ...............................................................                    15,377
           Legal fees ...................................................................................                    12,435
           Securities pricing fees ......................................................................                     5,057
           Shareholder recordkeeping fees (note 2) ......................................................                    19,750
           Other accounting fees (note 2) ...............................................................                     6,195
           Shareholder servicing expenses ...............................................................                     1,699
           Registration and filing expenses .............................................................                    19,577
           Printing expenses ............................................................................                       622
           Trustee fees and meeting expenses ............................................................                     5,313
           Other operating expenses .....................................................................                     4,056
                                                                                                                       ------------

               Total expenses ...........................................................................                   319,285

               Less:
                    Investment advisory fees waived (note 2) ............................................                  (48,507)
                    Fund administration fees waived (note 2) ............................................                  (11,727)
                    Fund accounting fees waived (note 2) ................................................                   (1,424)
                    Shareholder recordkeeping fees waived (note 2) ......................................                   (1,750)
                    Other accounting fees waived (note 2) ...............................................                   (6,195)
                                                                                                                       ------------

               Net expenses .............................................................................                   249,682
                                                                                                                       ------------

                    Net investment income ...............................................................                   163,709
                                                                                                                       ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain from investment transactions ....................................................                   356,595
      Change in unrealized appreciation on investments ..................................................                 1,152,025
                                                                                                                        -----------

           Net realized and unrealized gain on investments ..............................................                 1,508,620
                                                                                                                        -----------

               Net increase in net assets resulting from operations .....................................               $ 1,672,329
                                                                                                                        ===========

See accompanying notes to financial statements


                                                    THE HILLMAN TOTAL RETURN FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                  For the Years ended September 30,



                                                                                ---------------------------------------------------
                                                                                                        2004                 2003
                                                                                ---------------------------------------------------
INCREASE IN NET ASSETS

     Operations
         Net investment income ..............................................                     $    163,709         $    136,767
         Net realized gain (loss) from investment transactions ..............                          356,595             (119,864)
         Change in unrealized appreciation on investments ...................                        1,152,025            1,718,571
                                                                                                  ------------         ------------


              Net increase in net assets resulting from operations ..........                        1,672,329            1,735,474
                                                                                                  ------------         ------------

     Distributions to shareholders from
         Net investment income ..............................................                         (110,069)            (140,116)
         Net realized gain from investment transactions .....................                                0              (65,194)
                                                                                                  ------------         ------------

              Decrease in net assets resulting from distributions ...........                         (110,069)            (205,310)
                                                                                                  ------------         ------------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (a)                        2,037,227            3,936,359
                                                                                                  ------------         ------------

                     Total increase in net assets ...........................                        3,599,487            5,466,523

NET ASSETS

     Beginning of year ......................................................                       11,754,093            6,287,570
                                                                                                  ------------         ------------

     End of year (including undistributed net investment income                                   $ 15,353,580         $ 11,754,093
                   of $54,438 in 2004 and $798 in 2003)                                           ============         ============


(a) A summary of capital share activity follows:
                                                          -------------------------------------------------------------------------
                                                                        2004                                      2003

                                                              Shares              Value                Shares              Value
                                                          -------------------------------------------------------------------------
Shares sold ............................................        258,446       $  2,911,677               433,509       $  4,147,763

Shares issued for reinvestment of distributions ........          9,644            110,069                16,936            158,126
                                                           ------------       ------------          ------------       ------------

                                                                268,090          3,021,746               450,445          4,305,889

Shares redeemed ........................................        (86,541)          (984,519)              (42,340)          (369,530)
                                                           ------------       ------------          ------------       ------------

     Net increase ......................................        181,549       $  2,037,227               408,105       $  3,936,359
                                                           ============       ============          ============       ============


See accompanying notes to financial statements



                                                    THE HILLMAN TOTAL RETURN FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

------------------------------------------------------------------------------------------------------------------------------------
                                                                         For the Years ended September 30,          Period ended
                                                                                                                    September 30,
                                                                          2004         2003             2002           2001 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ...........................     $     10.25    $      8.51      $      8.77    $     10.00

     Income (loss) from investment operations
         Net investment income .................................            0.13           0.14             0.10           0.01
         Net realized and unrealized gain (loss) on investments             1.27           1.83            (0.25)         (1.24)
                                                                     -----------    -----------      -----------    -----------

           Total from investment operations ...................             1.40           1.97            (0.15)         (1.23)
                                                                     -----------    -----------      -----------    -----------

     Distributions to shareholders from
         Net investment income ................................            (0.09)         (0.15)           (0.11)          0.00
         Net realized gain from investment transactions .......             0.00          (0.08)            0.00           0.00
                                                                     -----------    -----------      -----------    -----------

           Total distributions ................................            (0.09)         (0.23)           (0.11)          0.00
                                                                     -----------    -----------      -----------    -----------

Net asset value, end of period ................................      $     11.56    $     10.25      $      8.51    $      8.77
                                                                     ===========    ===========      ===========    ===========

Total return ..................................................            13.63 %        23.46 %          (1.56)%       (12.50)%
                                                                     ===========    ===========      ===========    ===========

Ratios/supplemental data
     Net assets, end of period ................................      $15,353,580    $ 11,754,09      $ 6,287,570    $ 5,925,796
                                                                     ===========    ===========      ===========    ===========

     Ratio of expenses to average net assets
         Before expense reimbursements and waived fees .........            2.24 %         2.61 %           2.83 %         4.22 %(b)
         After expense reimbursements and waived fees ..........            1.75 %         1.83 %           1.80 %         2.78 %(b)

     Ratio of net investment income (loss) to average net assets
         Before expense reimbursements and waived fees .........            0.66 %         0.83 %           0.08 %        (1.17)%(b)
         After expense reimbursements and waived fees ..........            1.15 %         1.62 %           1.11 %         0.27 %(b)

     Portfolio turnover rate ...................................           17.14 %        19.71 %          40.37 %         6.03 %

(a) For the period from December 29, 2000 (Date of Initial Public Investment) to September 30, 2001.

(b) Annualized.






See accompanying notes to financial statements

                          THE HILLMAN TOTAL RETURN FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2004



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Hillman Total Return Fund (the "Fund") is a diversified series of shares of beneficial interest of the Hillman Capital Management Investment Trust (the "Trust"), an open-end management investment company. The Trust was organized on July 14, 2000 as a Delaware Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund received its initial public investment on December 29, 2000 and began operations on January 2, 2001. The investment objective of the Fund is to seek capital appreciation principally through investments in equity securities, such as common and preferred stocks, and securities convertible into common stocks. The following is a summary of significant accounting policies followed by the Fund.

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures, if any, are valued following procedures approved by the Board of Trustees of the Trust (the "Trustees"). Short-term investments are valued at cost, which approximates value.

     B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

     C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

     D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year.

     E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, Hillman Capital Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets. The Advisor has voluntarily waived a portion of its fee in the amount of $48,507 ($0.04 per share) for the year ended September 30, 2004. There can be no assurance that the foregoing fee waiver will continue.

                                                                    (Continued)

                          THE HILLMAN TOTAL RETURN FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2004



     The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.10% of the next $50 million of average daily net assets, and 0.075% of average daily net assets over $100 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services, plus 0.01% of the average annual net assets. The Administrator also receives the following to procure and pay the custodian for the Trust: 0.002% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million, plus transaction fees, with a minimum aggregate annual fee of $4,800. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount. The Administrator has voluntarily waived a portion of these fees amounting to $11,727 in administrative fees, $6,195 in other accounting fees and $1,424 in fund accounting fees for the year ended September 30, 2004. There can be no assurance that the foregoing voluntary fee waivers will continue.

     NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent is compensated based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,750 per month per fund. The Transfer Agent has voluntarily waived a portion of this fee amounting to $1,750 for the year ended September 30, 2004.

     Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

     The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution plan with respect to all shares pursuant to Rule 12b-1 of the Act (the "Plan"). Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

     The Plan provides that the Fund may incur certain costs, which may not exceed 0.25%, for each year elapsed subsequent to adoption of the Plan, for payment to the distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts. The Fund incurred $35,611 in distribution and service fees under the Plan for the year ended September 30, 2004.





                                                                    (Continued)

                          THE HILLMAN TOTAL RETURN FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2004



NOTE 4 - INFORMATION ABOUT SHAREHOLDER EXPENSES

     As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

     A. Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

     B. Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

                                                       Beginning           Ending
                                          Total      Account Value      Account Value      Expenses Paid
                                         Return     October 1, 2003   September 30, 2004   During Period*
                                         ------     ---------------   ------------------   --------------
Actual return of                          13.63%    $      1,000.00   $         1,136.30   $        18.69
Hypothetical return before expreses of     5.00%    $      1,000.00   $         1,032.50   $        17.78

* Expenses are equal to the Fund's annualized expense ratio of 1.75% multiplied by the average account value over the period.


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments, other than short-term investments, aggregated $4,137,635 and $2,301,461, respectively, for the year ended September 30, 2004. Purchases and sales of long-term U.S. government securities aggregated $0 and $491,250, respectively, for the year ended September 30, 2004.










                                                                     (Continued)

                          THE HILLMAN TOTAL RETURN FUND

                             ADDITIONAL INFORMATION

                               September 30, 2004
                                   (Unaudited)


PROXY VOTING POLICY

     A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, upon request, by calling 1-800-773-3863. After June 30, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and
     (2) on the SEC's website at http://www.sec.gov.


PORTFOLIO HOLDINGS

     The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website, beginning with the December 31, 2004 reports, at http://www.sec.gov. You may review and make copies at the SEC's Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090.


INFORMATION ABOUT TRUSTEES AND OFFICERS

     The business and affairs of the Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804. The Independent Trustees received aggregate compensation of $3,400 during the fiscal year ended September 30, 2004 from the Fund for their services to the Fund and Trust. The Interested Trustee and officers did not receive compensation from the Fund for their services to the Fund and Trust.
















                                                                     (Continued)


                                                    THE HILLMAN TOTAL RETURN FUND

                                                       ADDITIONAL INFORMATION

                                                         September 30, 2004
                                                             (Unaudited)
----------------------- ------------- ---------------- --------------------------------- -------------- ----------------------------
                                                                                           Number of
                                                                                          Portfolios
                                                                                            in Fund
                        Position(s)                                                         Complex
      Name, Age,         held with     Length of Time       Principal Occupation(s)        Overseen by         Other Directorships
     and Address         Fund/Trust        Served            During Past 5 Years            Trustee             Held by Trustee
----------------------- ------------- ---------------- --------------------------------- -------------- ----------------------------
                                                        Independent Trustees
----------------------- ------------- ---------------- --------------------------------- -------------- ----------------------------
Jack E. Brinson, 72     Trustee       Since 12/2000    Retired   since   January  2000;        2        Independent Trustee  of  the
                                                       Previously,  President,  Brinson                 following - de  Leon   Funds
                                                       Investment     Co.     (personal                 Trust for the one series  of
                                                       investments)    and   President,                 that  trust;  Gardner  Lewis
                                                       Brinson  Chevrolet,  Inc.  (auto                 Investment  Trust  for  the
                                                       dealership)                                      three series of that  trust;
                                                                                                        The  Nottingham   Investment
                                                                                                        Trust   II   for  the  seven
                                                                                                        series  of  that  trust; New
                                                                                                        Providence  Investment Trust
                                                                                                        for the  one series  of that
                                                                                                        trust;     MurphyMorris
                                                                                                        Investment Trust for the one
                                                                                                        series of that trust;  Merit
                                                                                                        Advisors  Investment   Trust
                                                                                                        for the  one series  of that
                                                                                                        trust;  and  Merit  Advisors
                                                                                                        Investment Trust II for  the
                                                                                                        one  series  of  that  trust
                                                                                                        (all  registered  investment
                                                                                                        companies)
----------------------- ------------- ---------------- --------------------------------- -------------- ----------------------------
Theo H. Pitt, Jr., 68   Trustee and   Since 12/2000    Senior    Partner,     Community        2        Independent  Trustee  of the
                        Chairman                       Financial           Institutions                 following  - de  Leon  Funds
                                                       Consulting,  Rocky Mount,  North                 Trust for the one series  of
                                                       Carolina  since 1997 and Account                 that  Trust;  Gardner  Lewis
                                                       Administrator,   Holden   Wealth                 Investment   Trust  for  the
                                                       Management   Group  of  Wachovia                 three series of  that trust;
                                                       Securities   (money   management                 MurphyMorris    Investment
                                                       firm) since September 2003.                      Trust for the one series  of
                                                                                                        that    Merit     Advisors
                                                                                                        Investment Trust for  the
                                                                                                        one series   of that  trust;
                                                                                                        and       Merit    Advisors
                                                                                                        Investment  Trust  II  for
                                                                                                        the one series of that trust
                                                                                                        (all registered investment
                                                                                                        companies)
----------------------- ------------- ---------------- --------------------------------- -------------- ----------------------------
                                                         Interested Trustee
----------------------- ------------- ---------------- --------------------------------- -------------- ----------------------------
Mark A. Hillman, 42     Trustee and   Since 12/2000    President,    Hillman    Capital        2                     None
613 Third Street        President                      Management,   Inc.   (investment
Eastport Maritime       (Principal                     advisor    of    the     Funds);
Building                Executive                      previously,   Chief   Investment
Annapolis, MD  21403    Officer)                       Officer,     Menocal     Capital
                                                       Management, Inc.
----------------------- ------------- ---------------- --------------------------------- -------------- ----------------------------
Basis of Interestedness.  Mr. Hillman is a Interested Trustee because he is an officer of Hillman Capital Management, Inc., the investment advisor of the Fund.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                           Other Officers
----------------------- ------------- ---------------- --------------------------------- -------------- ----------------------------
Fletcher D. Perkins, 26 Treasurer     Since 12/2002    Analyst,     Hillman     Capital       n/a                     n/a
26                      (Principal                     Management,  Inc.,  since  2002;
613 Third Street        Financial                      Account    Manager,     Netivity
Eastport Maritime       Officer)                       Solutions    (computer   network
Building                                               service)    from    01/2001   to
Annapolis, MD  21403                                   10/2001;  previously,   student,
                                                       Saint Mary's College
----------------------- ------------- ---------------- --------------------------------- -------------- ----------------------------
C. Frank Watson III, 34  Secretary     Since            President  and  Chief  Operating       n/a                     n/a
                                      12/2000          Officer    since    1999,    The
                                                       Nottingham               Company
                                                       (administrator  to  the  Funds);
                                                       previously,    Chief   Operating
                                                       Officer, The Nottingham Company
----------------------- ------------- ---------------- --------------------------------- -------------- ----------------------------
Julian G. Winters, 35   Assistant     Assistant        Vice        President-Compliance       n/a                     n/a
                        Secretary     Secretary since  Administration,  The  Nottingham
                        and           12/2000;         Company
                        Assistant     Assistant
                        Treasurer     Treasurer since
                                      12/2002
----------------------- ------------- ---------------- --------------------------------- -------------- ----------------------------


                                                          Deloitte & Touche LLP
                                                     Two World Financial Center
                                                 New York, New York  10281-1414

                                                            Tel: (212) 436-2000
                                                            Fax: (212) 436-5000
                                                            www.deloitte.com


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Hillman Capital Management Investment Trust and Shareholders of The Hillman Total Return Fund:

We have audited the accompanying statement of assets and liabilities of The Hillman Total Return Fund (the "Fund"), including the portfolio of investments, as of September 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended September 30, 2004 and 2003, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Hillman Total Return Fund as of September 30, 2004, the results of its operations for the year then ended, the changes in its net assets for the years ended September 30, 2004 and 2003, and the financial highlights for each of periods presented, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

November 2, 2004


                                                        Member of
                                                        Deloitte Touche Tohmatsu

________________________________________________________________________________


                          THE HILLMAN TOTAL RETURN FUND


________________________________________________________________________________

           a series of the Hillman Capital Management Investment Trust
























                        This Report has been prepared for
                     shareholders and may be distributed to
                    others only if preceded or accompanied by
                              a current prospectus.

Item 2. CODE OF ETHICS.


(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to its Principal Executive Officer, Principal Financial Officer, and Principal Accounting Officer(s), or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.


(c)      There have been no amendments during the period covered by this report.


(d) The registrant has not granted, during the period covered by this report, any waivers, including an implicit waiver.


(f)(1) A copy of the code of ethics that applies to the registrant's Principal Executive Officer and Principal Financial Officer is filed pursuant to
         Item 11.(a)(1) below.





Item 3.  AUDIT COMMITTEE FINANCIAL EXPERT.


(a)(1) The registrant's board of directors has determined that the registrant does not have an audit committee financial expert serving on its audit committee.


(a)(2)   Not applicable.


(a)(3) The registrant believes that the registrant's current audit committee has sufficient knowledge and experience to meet its obligations as an audit committee of the registrant, but the registrant's Board of Trustees has determined that it would consider naming or finding a qualified candidate who meets the requirements of an audit committee financial expert should there be a need or desire to appoint such a person in the future.

Item 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees - Audit fees billed for the registrant for the last two fiscal years are described in the table below. These amounts represent aggregate fees billed by the registrants' independent accountant, Deloitte & Touche LLP ("Accountant"), in connection with the annual audits of the registrant's financial statements and for services normally provided by the Accountant in connection with the statutory and regulatory filings.

         -------------------------------------- --------------- -------------
                        Fund                         2003           2004
         -------------------------------------- --------------- -------------
         The Hillman Aggressive Equity Fund         $9,600        $13,000
         -------------------------------------- --------------- -------------
         The Hillman Total Return Fund              $9,600        $13,000
         -------------------------------------- --------------- -------------

(b) Audit-Related Fees - There were no additional fees billed in the fiscal years ended September 30, 2003 and September 30, 2004 for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the registrant's financial statements that were not reported under paragraph (a) of this Item.

(c) Tax Fees - The tax fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are described in the table below. These services were for the completion of each fund's federal, state, and excise tax returns.

         -------------------------------------- --------------- -------------
                        Fund                         2003           2004
         -------------------------------------- --------------- -------------
         The Hillman Aggressive Equity Fund         $4,650         $4,875
         -------------------------------------- --------------- -------------
         The Hillman Total Return Fund              $4,650         $4,875
         -------------------------------------- --------------- -------------

(d) All Other Fees -There were no other fees billed by the Accountant, which were not disclosed in Items (a) through (c) above during the last two fiscal years.


(e)(1) The registrant's Board of Trustees pre-approved the engagement of the Accountant for the last two fiscal years at an audit committee meeting of the Board of Trustees called for such purpose and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose. The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.


    (2)  There were no services as described  in each of  paragraph  (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

 (f)     Not Applicable.


 (g) There were no non-audit fees billed by the Accountant for services rendered to the registrant, the registrant's investment advisers, or any other entity controlling, controlled by, or under common control with the registrant's investment advisers.


 (h)     Not applicable.





Item 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.


         Not applicable.




Item 6.  SCHEDULE OF INVESTMENTS.


         A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.





Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


         Not applicable.





Item 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


         Not applicable.





Item 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.


         Not applicable.

Item 10. CONTROLS AND PROCEDURES.


(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.




Item 11. EXHIBITS.


(a)(1)   Code of Ethics  required  by Item 2 of Form N-CSR is filed  herewith as
         Exhibit 11.(a)(1).


(a)(2) Certifications required by Item 11.(a)(2) of Form N-CSR are filed herewith as Exhibit 11.(a)(2).


(a)(3)   Not applicable.

(b) Certifications required by Item 11.(b) of Form N-CSR are filed herewith as Exhibit 11.(b).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hillman Capital Management Investment Trust


By: (Signature and Title)        /s/ Mark A. Hillman
                                 --------------------------------
                                 Mark A. Hillman, Trustee, President
                                 and Principal Executive Officer

Date: November 30, 2004







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)        /s/ Mark A. Hillman
                                 --------------------------------
                                 Mark A. Hillman, Trustee, President
                                 and Principal Executive Officer

Date: November 30, 2004




By:  (Signature and Title)       /s/ Fletcher D. Perkins
                                 --------------------------------
                                 Fletcher D. Perkins, Treasurer and
                                 Principal Financial Officer

Date: November 30, 2004